Capitalized Software - Schedule of Minimum Future Amortization Expense for Capitalized Software (Details)	9 Months Ended
Sep. 30, 2019 USD ($)
Research and Development [Abstract]
2019 (remaining three months)	$ 91,542
2020	263,468
2021	113,578
2022	9,541
Total amortization expense	$ 478,129